TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade payables	$ 6,259	$ 6,243
Accrued liabilities	2,774	2,919
Taxes payable	240	1,025
Other payables	1,374	1,126
Trade and other payables	$ 10,647	$ 11,313